Consolidated statements of income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 13,735	$ 13,966	$ 10,427
Cost of revenue (COR)	6,963	6,474	5,428
Gross profit	6,772	7,492	4,999
Research and development (R&D)	1,715	1,570	1,476
Selling, general and administrative (SG&A)	1,638	1,519	1,320
Restructuring charges	112	33	212
Acquisition charges/divestiture (gain)	315	(144)	0
Operating profit	2,992	4,514	1,991
Other income (expense) net (OI&E)	5	37	26
Interest and debt expense	42	0	0
Income before income taxes	2,955	4,551	2,017
Provision for income taxes	719	1,323	547
Net income	$ 2,236	$ 3,228	$ 1,470
Earnings per common share:
Basic	$ 1.91	$ 2.66	$ 1.16
Diluted	$ 1.88	$ 2.62	$ 1.15
Average shares outstanding (millions):
Basic	1,151	1,199	1,260
Diluted	1,171	1,213	1,269
Cash dividends declared per share of common stock	$ 0.56	$ 0.49	$ 0.45